Income Taxes - Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Mar. 31, 2025	Mar. 31, 2024
Deferred Tax Assets
Net operating loss carryover	$ 2,812	$ 2,360
Accrued expenses		10
Other		2
Valuation allowance	(2,812)	(2,360)
Deferred tax assets, Total		12
Deferred Tax Liabilities
Accrued expenses		(37)
Temporary difference on property and equipment	(185)	(166)
Basis difference of customer backlog from acquisitions	(70)	5
Basis difference of property and equipment		(74)
Other		9
Deferred tax liabilities, Total	(255)	(263)
Net deferred tax liability	$ (255)	$ (251)